BASIS OF PREPARATION AND ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of Foreign Currency Exchange Rate
The exchange rates used for the translation of currencies into U.S. dollars that have the most significant impact on the Group’s results were:

	2023	2022	2021
GBP year-end exchange rate	1.2731	1.2083	1.3532
GBP average exchange rate	1.2435	1.2386	1.3763
EUR year-end exchange rate	1.1037	1.0698	1.1378
EUR average exchange rate	1.0814	1.0545	1.1840